INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for Income Taxes from Continuing Operations

The provision for income taxes from continuing operations consisted of the following:

	Twelve Months Ended December 31,
	2012	2011	2010
	(In millions)
Current:
Federal	$102.3	$112.5	$71.1
State	12.5	10.4	7.9
Foreign	67.4	44.2	41.3
	182.2	167.1	120.3
Deferred:
Federal	(5.9)	(1.5)	15.7
State	(2.1)	0.5	(4.1)
Foreign	(18.2)	1.0	(3.0)
	(26.2)	-	8.6
Provision for income taxes	$156.0	$167.1	$128.9

Provision for Income Taxes Reconciles with U.S. Federal Statutory Rate

The provision for income taxes reconciles with the U.S. federal statutory rate, as follows:

	Twelve Months Ended December 31,
	2012	2011	2010
	(In millions)
Federal statutory rate	35.0%	35.0%	35.0%

Provision computed at federal statutory rate	$151.0	$142.0	$128.7
State and local taxes, net of federal tax benefit	5.8	5.8	2.6
Foreign	(5.3)	3.1	2.4
Valuation allowance	(0.9)	(0.6)	(3.2)
Tax reserves	0.2	(1.1)	0.8
Currency and other tax effects of Brazil Transaction(1)	(15.3)	20.5	-
Global restructuring(2)	20.5	-	-
Other	-	(2.6)	(2.4)
Provision for income taxes	$156.0	$167.1	$128.9

Effective income tax rate	36.2%	41.2%	35.1%

(1)
During the fourth quarter of 2012, we recorded a $15.3 million tax benefit as a result of tax authorities approving a tax method change which impacted the tax expense recorded in connection with the merger of our Brazilian business in the second quarter of 2011.

(2)	During the fourth quarter of 2012, we completed an international tax restructuring resulting in the recognition of tax expense of $20.5 million.

Components of Deferred Income Tax Assets and Liabilities

Components of the deferred income tax assets and liabilities at December 31, 2012 and 2011, were as follows:

	December 31,
	2012	2011
	(In millions)
Deferred income tax assets:
Employee pension benefits	$149.9	$172.1
Net operating and capital loss carryforwards	107.3	102.0
Foreign tax credits	54.2	53.8
Employee compensation programs	54.9	49.4
Reserves and accrued expenses	7.7	8.9
Deferred revenue	3.8	8.7
Other	3.1	5.8
Gross deferred income tax assets	380.9	400.7
Valuation allowance	(102.5)	(92.8)
Total deferred income tax assets, net	$278.4	$307.9

Deferred income tax liabilities:
Goodwill and intangible assets	(305.2)	(322.1)
Pension expense	(101.4)	(122.1)
Undistributed earnings of foreign subsidiaries	(52.3)	(44.8)
Depreciation	(15.3)	(17.5)
Other	(18.8)	(21.1)
Total deferred income tax liability	(493.0)	(527.6)
Net deferred income tax liability	$(214.6)	$(219.7)

Deferred Income Tax Assets, Included in Other Current Assets, and Liabilities

Our deferred income tax assets and deferred income tax liabilities at December 31, 2012 and 2011, are included in the accompanying Consolidated Balance Sheets as follows:

	December 31,
	2012	2011
	(In millions)
Current deferred income tax assets, included in other current assets	$8.4	$10.6
Long-term deferred income tax assets, included in other assets	$4.7	$5.6
Long-term deferred income tax liabilities	(227.7)	(235.9)
Net deferred income tax liability	$(214.6)	$(219.7)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In millions)
Beginning balance (January 1)	$19.9	$20.5
Increases related to prior year tax positions	1.9	2.8
Decreases related to prior year tax positions	(0.5)	(0.3)
Increases related to current year tax positions	2.6	3.3
Decreases related to settlements	(1.0)	(3.9)
Expiration of the statute of limitations for the assessment of taxes	(3.3)	(2.0)
Currency translation adjustment	(0.1)	(0.5)
Ending balance (December 31)	$19.5	$19.9